CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EXPENSES:
Voyage expenses	$ 1,212,013	$ 315,055	$ 198,730
General and administrative expenses	1,810,195	1,522,516	807,607
Gain on sale of vessel	0	0	8,226,258
Related Party [Member]
EXPENSES:
Voyage expenses	305,463	125,409	195,890
General and administrative expenses	632,666	162,156	279,855
Gain on sale of vessel	$ 0	$ 0	$ 179,900